Employee Benefit Plans - Schedule of Weighted Average Assumptions Used To Determine Benefit Obligations and Net Period Benefit Costs (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension | National Service-Related Pension Plan (NSRPP)
Weighted-average assumptions used to determine obligations (balance sheet):
Discount rate	5.35%	5.48%	4.90%
Weighted-average assumptions used to determine net periodic benefit cost (statement of operations):
Discount rate	5.48%	4.82%	5.11%
Expected return on plan assets	5.50%	5.50%	5.50%
Pension | Superannuation
Weighted-average assumptions used to determine obligations (balance sheet):
Discount rate	5.40%	5.30%	5.25%
Rate of compensation increase	3.50%	3.00%	3.00%
Weighted-average assumptions used to determine net periodic benefit cost (statement of operations):
Discount rate	5.30%	5.25%	5.40%
Expected return on plan assets	7.50%	7.50%	5.00%
Rate of compensation increase	3.00%	3.00%	2.50%
Pension | Austria Plans
Weighted-average assumptions used to determine obligations (balance sheet):
Discount rate	3.81%	3.12%	3.41%
Rate of compensation increase	3.00%	3.00%	3.00%
Weighted-average assumptions used to determine net periodic benefit cost (statement of operations):
Discount rate	3.12%	3.41%	3.78%
Other Post-Retirement Benefits (OPRB)
Weighted-average assumptions used to determine obligations (balance sheet):
Discount rate	4.40%	4.95%	4.57%
Weighted-average assumptions used to determine net periodic benefit cost (statement of operations):
Discount rate	4.95%	4.57%	4.81%